Preferred Convertible Stock and Warrants (Details Narrative) (USD $)	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Preferred Convertible Stock And Warrants
Proceeds from issuance of convertible preferred stock, net of offering costs	$ 0	$ 1,990,000
Warrants issued		2,893,725